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                           MORGAN, LEWIS & BOCKIUS LLP
                            1111 Pennsylvania Avenue
                              Washington, DC 20004

BY EDGAR TRANSMISSION

February 16, 2007

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Penn Mutual Variable Annuity Account III
    The Penn Mutual Life Insurance Company
    Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 File Nos. 333-62811; 811-03457

Ladies and Gentlemen:

On behalf of our client, The Penn Mutual Life Insurance Company (the "Company"), we are filing Post-Effective Amendment No. 12 to the Registration Statement of Penn Mutual Variable Annuity Account III on Form N-4 pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended. The sole reason this Post-Effective Amendment is being filed pursuant to Rule 485(a)(1) is that it adds two new optional benefits to three of the Company's variable annuity products and new disclosures describing those benefits.

The new optional benefits disclosure in this Post-Effective Amendment will serve as the base disclosure for three of the Company's products, as referenced in our Rule 485(b)(1)(vii) letter being submitted contemporaneously under separate cover:

Pennant Select                                  333-62811
Penn Freedom                                    333-69386
Enhanced Credit Variable Annuity (Olympia XT)   333-39804

Please contact me at (202) 739-5450 or my colleague Mitra Shakeri at (202) 739-5313 with any questions or comments.

Sincerely,


/s/ Michael Berenson
-------------------------------------
Michael Berenson

cc: Ms. Jill Bukata
    Mr. John Heiple
    Mitra Shakeri

Enclosures